UNITEDSTATES

SECURITIESANDEXCHANGECOMMISSION

Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811- 03084
Exact name of registrant as specified in charter:	Prudential Jennison Small Company Fund, Inc.
Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102
Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102
Registrant's telephone number, including area code:	800-225-1852
Date of fiscal year end:	9/30/2020
Date of reporting period:	3/31/2020

Item 1 – Reports to Stockholders

PGIM JENNISON SMALL COMPANY FUND

SEMIANNUAL REPORT

MARCH 31, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of March 31, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Small Company Fund informative and useful. The report covers performance for the six-month period ended March 31, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Small Company Fund

March 31, 2020

PGIM Jennison Small Company Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 3/31/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–29.29	–32.54	–3.58	5.11	—
Class B	–29.63	–32.18	–3.39	4.89	—
Class C	–29.61	–29.75	–3.16	4.97	—
Class R	–29.39	–28.80	–2.67	5.50	—
Class Z	–29.17	–28.39	–2.20	6.00	—
Class R2	–29.29	–28.65	N/A	N/A	–12.76 (11/28/17)
Class R4	–29.19	–28.46	N/A	N/A	–12.50 (11/28/17)
Class R6	–29.12	–28.30	–2.04	N/A	5.41 (11/29/10)
Russell 2500 Index
	–23.72	–22.47	0.49	7.73	—
S&P SmallCap 600 Index
	–27.10	–25.89	0.45	8.06	—

Average Annual Total Returns as of 3/31/20 Since Inception (%)
	Class R2 (11/28/17)	Class R4 (11/28/17)	Class R6 (11/29/10)
Russell 2500 Index	–8.60	–8.60	7.43
S&P SmallCap 600 Index	–11.45	–11.45	7.77

*Not annualized

Source: PGIM Investments LLC

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr.1) 4.00% (Yr.2) 3.00% (Yr.3) 2.00% (Yr.4) 1.00% (Yr.5) 1.00% (Yr.6) 0.00% (Yr.7)	1.00% on sales made within 12 months of purchase.	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder service fees	None	None	None	None	None	0.10%	0.10%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through reinvestment of dividends and/or capital gains. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. See the supplement included with this shareholder report for details.

Benchmark Definitions

Russell 2500 Index—The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 20% of the total market capitalization of the Russell 3000 Index.

PGIM Jennison Small Company Fund	5

Your Fund’s Performance (continued)

S&P SmallCap 600 Index—The S&P SmallCap 600 Index is an unmanaged, capital-weighted index of 600 smaller-company US common stocks that cover all industry sectors.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Presentation of Fund Holdings as of 3/31/20

Ten Largest Holdings	Line of Business	% of Net Assets
Pinnacle Financial Partners, Inc.	Banks	2.4%
Summit Materials, Inc. (Class A Stock)	Construction Materials	2.4%
CDW Corp.	Electronic Equipment, Instruments & Components	2.3%
HubSpot, Inc.	Software	2.2%
Saia, Inc.	Road & Rail	2.1%
NextEra Energy Partners LP	Independent Power & Renewable Electricity Producers	2.1%
BankUnited, Inc.	Banks	2.0%
Horizon Therapeutics PLC	Pharmaceuticals	1.9%
Gaming & Leisure Properties, Inc.,	Equity Real Estate Investment Trusts (REITs)	1.9%
Rexnord Corp.	Machinery	1.9%

Holdings reflect only long-term Investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended March 31, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the

PGIM Jennison Small Company Fund	7

Fees and Expenses (continued)

impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Small Company Fund		Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$707.10	1.19%	$5.08
	Hypothetical	$1,000.00	$1,019.05	1.19%	$6.01
Class B	Actual	$1,000.00	$703.70	2.04%	$8.69
	Hypothetical	$1,000.00	$1,014.80	2.04%	$10.28
Class C	Actual	$1,000.00	$703.90	1.92%	$8.18
	Hypothetical	$1,000.00	$1,015.40	1.92%	$9.67
Class R	Actual	$1,000.00	$706.10	1.37%	$5.84
	Hypothetical	$1,000.00	$1,018.15	1.37%	$6.91
Class Z	Actual	$1,000.00	$708.30	0.86%	$3.67
	Hypothetical	$1,000.00	$1,020.70	0.86%	$4.34
Class R2	Actual	$1,000.00	$707.10	1.18%	$5.04
	Hypothetical	$1,000.00	$1,019.10	1.18%	$5.96
Class R4	Actual	$1,000.00	$708.10	0.93%	$3.97
	Hypothetical	$1,000.00	$1,020.35	0.93%	$4.70
Class R6	Actual	$1,000.00	$708.80	0.70%	$2.99
	Hypothetical	$1,000.00	$1,021.50	0.70%	$3.54

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended March 31, 2020, and divided by the 366 days in the Fund’s fiscal year ending September 30, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of March 31, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 94.6%

COMMON STOCKS

Aerospace & Defense 0.2%
Curtiss-Wright Corp.	28,834	$2,664,550

Auto Components 0.2%
Stoneridge, Inc.*	151,510	2,537,792

Banks 7.1%
Ameris Bancorp	643,686	15,293,979
BankUnited, Inc.	1,413,756	26,437,237
East West Bancorp, Inc.	406,894	10,473,452
Enterprise Financial Services Corp.	89,704	2,503,639
Pinnacle Financial Partners, Inc.	836,390	31,398,081
Wintrust Financial Corp.	244,319	8,028,322

		94,134,710

Biotechnology 5.0%
Amicus Therapeutics, Inc.*(a)	1,118,897	10,338,608
Apellis Pharmaceuticals, Inc.*	295,772	7,923,732
Argenx SE (Netherlands), ADR*	39,634	5,220,987
Emergent BioSolutions, Inc.*	211,144	12,216,792
Exact Sciences Corp.*(a)	112,556	6,528,248
Immunomedics, Inc.*	529,318	7,135,206
Mirati Therapeutics, Inc.*(a)	82,732	6,359,609
Natera, Inc.*	207,540	6,197,144
Turning Point Therapeutics, Inc.*(a)	102,286	4,568,093

		66,488,419

Building Products 0.2%
Armstrong World Industries, Inc.	32,518	2,582,580

Capital Markets 3.7%
Assetmark Financial Holdings, Inc.*	242,861	4,951,936
Brightsphere Investment Group, Inc.	1,728,735	11,046,616
Focus Financial Partners, Inc. (Class A Stock)*(a)	287,909	6,624,786
Lazard Ltd. (Class A Stock)	621,612	14,645,179
Moelis & Co. (Class A Stock)	386,497	10,860,566

		48,129,083

Chemicals 1.3%
PolyOne Corp.	932,981	17,698,650

See Notes to Financial Statements.

PGIM Jennison Small Company Fund	9

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Commercial Services & Supplies 2.8%
GFL Environmental, Inc. (Canada)*(a)	785,599	$11,823,265
Harsco Corp.*	664,369	4,630,652
Mobile Mini, Inc.	781,016	20,486,050

		36,939,967

Construction & Engineering 3.3%
Construction Partners, Inc. (Class A Stock)*(a)	254,017	4,290,347
Great Lakes Dredge & Dock Corp.*	2,041,312	16,942,889
Quanta Services, Inc.(a)	689,397	21,874,567

		43,107,803

Construction Materials 2.4%
Summit Materials, Inc. (Class A Stock)*	2,077,718	31,165,770

Diversified Telecommunication Services 0.3%
Bandwidth, Inc. (Class A Stock)*(a)	50,677	3,410,055

Electric Utilities 1.0%
Alliant Energy Corp.	202,068	9,757,864
PNM Resources, Inc.	82,740	3,144,120

		12,901,984

Electronic Equipment, Instruments & Components 2.5%
CDW Corp.	325,712	30,379,158
nLight, Inc.*	277,870	2,914,857

		33,294,015

Energy Equipment & Services 0.4%
Cactus, Inc. (Class A Stock)	425,434	4,935,034

Equity Real Estate Investment Trusts (REITs) 8.2%
American Campus Communities, Inc.	272,344	7,557,546
Columbia Property Trust, Inc.	870,917	10,886,462
Cousins Properties, Inc.	668,323	19,561,814
Digital Realty Trust, Inc.(a)	29,278	4,067,019
Douglas Emmett, Inc.	294,903	8,997,491
Gaming & Leisure Properties, Inc.	910,545	25,231,202
National Storage Affiliates Trust	72,600	2,148,960
Physicians Realty Trust	60,558	844,179
QTS Realty Trust, Inc. (Class A Stock)	333,436	19,342,622

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Retail Opportunity Investments Corp.	965,433	$8,003,440
Summit Hotel Properties, Inc.	444,047	1,873,878

		108,514,613

Food & Staples Retailing 2.2%
BJ’s Wholesale Club Holdings, Inc.*	36,322	925,121
Performance Food Group Co.*	909,800	22,490,256
Sprouts Farmers Market, Inc.*	299,563	5,568,876

		28,984,253

Food Products 2.2%
Adecoagro SA (Brazil)*	2,170,374	8,442,755
Darling Ingredients, Inc.*	1,058,673	20,294,761

		28,737,516

Health Care Equipment & Supplies 3.1%
Glaukos Corp.*(a)	61,874	1,909,432
Hill-Rom Holdings, Inc.	170,937	17,196,262
Integra LifeSciences Holdings Corp.*	295,455	13,197,975
Silk Road Medical, Inc.*(a)	251,804	7,926,790

		40,230,459

Health Care Providers & Services 3.0%
Acadia Healthcare Co., Inc.*(a)	548,560	10,066,076
Guardant Health, Inc.*(a)	111,040	7,728,384
Molina Healthcare, Inc.*	91,381	12,766,839
Premier, Inc. (Class A Stock)*(a)	255,129	8,347,821

		38,909,120

Health Care Technology 1.0%
Change Healthcare, Inc.*	519,171	5,186,518
Livongo Health, Inc.*(a)	71,062	2,027,399
Teladoc Health, Inc.*	39,128	6,065,231

		13,279,148

Hotels, Restaurants & Leisure 4.0%
Aramark	101,912	2,035,183
Jack in the Box, Inc.	163,690	5,737,334
Penn National Gaming, Inc.*	672,784	8,510,718

See Notes to Financial Statements.

PGIM Jennison Small Company Fund	11

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
Planet Fitness, Inc. (Class A Stock)*	324,678	$15,811,819
Vail Resorts, Inc.	139,026	20,535,530

		52,630,584

Independent Power & Renewable Electricity Producers 2.1%
NextEra Energy Partners LP	637,760	27,423,680

Insurance 2.5%
Alleghany Corp.	17,965	9,922,968
Axis Capital Holdings Ltd.	247,643	9,571,402
Brighthouse Financial, Inc.*	458,720	11,087,262
ProSight Global, Inc.*	302,208	2,946,528

		33,528,160

Interactive Media & Services 0.1%
Eventbrite, Inc. (Class A Stock)*	115,023	839,668

Internet & Direct Marketing Retail 0.7%
Etsy, Inc.*(a)	234,077	8,997,920

IT Services 0.2%
LiveRamp Holdings, Inc.*	101,409	3,338,384

Life Sciences Tools & Services 2.0%
Avantor, Inc.*	748,377	9,347,229
PPD, Inc.*(a)	288,809	5,143,688
PRA Health Sciences, Inc.*	75,122	6,238,131
Syneos Health, Inc.*	129,145	5,090,896

		25,819,944

Machinery 3.7%
CIRCOR International, Inc.*	344,364	4,004,953
Kennametal, Inc.	120,059	2,235,499
NN, Inc.	371,842	643,287
Nordson Corp.	42,165	5,695,226
Pentair PLC	275,249	8,191,410
Rexnord Corp.	1,085,322	24,604,250
Westinghouse Air Brake Technologies Corp.	82,036	3,948,393

		49,323,018

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Media 0.5%
Cardlytics, Inc.*(a)	177,403	$6,202,009

Metals & Mining 1.7%
Agnico Eagle Mines Ltd. (Canada)	306,317	12,188,353
Royal Gold, Inc.	113,005	9,911,669

		22,100,022

Mortgage Real Estate Investment Trusts (REITs) 0.4%
Starwood Property Trust, Inc.	479,756	4,917,499

Oil, Gas & Consumable Fuels 0.9%
WPX Energy, Inc.*	3,975,867	12,126,394

Pharmaceuticals 3.5%
Catalent, Inc.*	280,449	14,569,326
Horizon Therapeutics PLC*	857,970	25,413,071
Revance Therapeutics, Inc.*(a)	457,156	6,765,909

		46,748,306

Professional Services 1.0%
Korn Ferry	548,894	13,349,102

Real Estate Management & Development 1.0%
Howard Hughes Corp. (The)*(a)	261,409	13,206,383

Road & Rail 3.2%
J.B. Hunt Transport Services, Inc.	111,385	10,273,039
Saia, Inc.*(a)	383,184	28,179,351
TFI International, Inc. (Canada)	175,147	3,868,997

		42,321,387

Semiconductors & Semiconductor Equipment 6.1%
Brooks Automation, Inc.	443,662	13,531,691
Marvell Technology Group Ltd.	839,581	18,999,718
Monolithic Power Systems, Inc.	103,684	17,362,923
ON Semiconductor Corp.*(a)	591,105	7,353,346
Tower Semiconductor Ltd. (Israel)*	582,072	9,266,586
Universal Display Corp.	105,996	13,968,153

		80,482,417

See Notes to Financial Statements.

PGIM Jennison Small Company Fund	13

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Software 6.4%
Appfolio, Inc. (Class A Stock)*	58,589	$6,500,449
Avalara, Inc.*	108,868	8,121,553
CyberArk Software Ltd.*	228,376	19,539,851
Five9, Inc.*	91,017	6,959,160
HubSpot, Inc.*	222,071	29,577,636
Paycom Software, Inc.*(a)	23,556	4,758,548
Q2 Holdings, Inc.*	17,369	1,025,813
Trade Desk, Inc. (The) (Class A Stock)*(a)	27,824	5,370,032
Varonis Systems, Inc.*	36,225	2,306,446

		84,159,488

Specialty Retail 3.2%
Boot Barn Holdings, Inc.*	381,291	4,930,093
Burlington Stores, Inc.*	105,776	16,761,265
Five Below, Inc.*	283,093	19,924,085

		41,615,443

Textiles, Apparel & Luxury Goods 0.7%
Steven Madden Ltd.	403,141	9,364,965

Water Utilities 0.6%
Essential Utilities, Inc.	190,191	7,740,774

TOTAL LONG-TERM INVESTMENTS (cost $1,448,919,618)		1,244,881,068

SHORT-TERM INVESTMENTS 11.6%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	64,249,386	64,249,386
PGIM Institutional Money Market Fund (cost $87,954,119; includes $87,832,251 of cash collateral for securities on loan)(b)(w)	88,020,589	87,879,756

TOTAL SHORT-TERM INVESTMENTS (cost $152,203,505)		152,129,142

TOTAL INVESTMENTS 106.2% (cost $1,601,123,123)		1,397,010,210
Liabilities in excess of other assets (6.2)%		(81,509,757)

NET ASSETS 100.0%		$1,315,500,453

See Notes to Financial Statements.

14

Below is a list of the abbreviation(s) used in the semiannual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $84,858,803; cash collateral of $87,832,251 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$2,664,550	$—	$—
Auto Components	2,537,792	—	—
Banks	94,134,710	—	—
Biotechnology	66,488,419	—	—
Building Products	2,582,580	—	—
Capital Markets	48,129,083	—	—
Chemicals	17,698,650	—	—
Commercial Services & Supplies	36,939,967	—	—
Construction & Engineering	43,107,803	—	—
Construction Materials	31,165,770	—	—
Diversified Telecommunication Services	3,410,055	—	—
Electric Utilities	12,901,984	—	—
Electronic Equipment, Instruments & Components	33,294,015	—	—
Energy Equipment & Services.	4,935,034	—	—
Equity Real Estate Investment Trusts (REITs)	108,514,613	—	—
Food & Staples Retailing	28,984,253	—	—
Food Products.	28,737,516	—	—
Health Care Equipment & Supplies.	40,230,459	—	—
Health Care Providers & Services	38,909,120	—	—
Health Care Technology	13,279,148	—	—

See Notes to Financial Statements.

PGIM Jennison Small Company Fund	15

Schedule of Investments (unaudited) (continued)

as of March 31, 2020

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Hotels, Restaurants & Leisure	$52,630,584	$—	$—
Independent Power & Renewable Electricity Producers	27,423,680	—	—
Insurance	33,528,160	—	—
Interactive Media & Services	839,668	—	—
Internet & Direct Marketing Retail	8,997,920	—	—
IT Services	3,338,384	—	—
Life Sciences Tools & Services	25,819,944	—	—
Machinery	49,323,018	—	—
Media	6,202,009	—	—
Metals & Mining	22,100,022	—	—
Mortgage Real Estate Investment Trusts (REITs)	4,917,499	—	—
Oil, Gas & Consumable Fuels	12,126,394	—	—
Pharmaceuticals	46,748,306	—	—
Professional Services	13,349,102	—	—
Real Estate Management & Development	13,206,383	—	—
Road & Rail.	42,321,387	—	—
Semiconductors & Semiconductor Equipment	80,482,417	—	—
Software	84,159,488	—	—
Specialty Retail	41,615,443	—	—
Textiles, Apparel & Luxury Goods	9,364,965	—	—
Water Utilities.	7,740,774	—	—
Affiliated Mutual Funds	152,129,142	—	—

Total	$1,397,010,210	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2020 were as follows:

Affiliated Mutual Funds (6.7% represents investments purchased with collateral from securities on loan)	11.6%
Equity Real Estate Investment Trusts (REITs)	8.2
Banks	7.1
Software	6.4
Semiconductors & Semiconductor Equipment	6.1
Biotechnology	5.0
Hotels, Restaurants & Leisure	4.0
Machinery	3.7
Capital Markets	3.7
Pharmaceuticals	3.5
Construction & Engineering	3.3
Road & Rail	3.2

Specialty Retail	3.2%
Health Care Equipment & Supplies	3.1
Health Care Providers & Services	3.0
Commercial Services & Supplies	2.8
Insurance	2.5
Electronic Equipment, Instruments & Components	2.5
Construction Materials	2.4
Food & Staples Retailing	2.2
Food Products	2.2
Independent Power & Renewable Electricity Producers	2.1
Life Sciences Tools & Services	2.0
Metals & Mining	1.7
Chemicals	1.3

See Notes to Financial Statements.

16

Industry Classification (continued):

Professional Services	1.0%
Health Care Technology	1.0
Real Estate Management & Development	1.0
Electric Utilities	1.0
Oil, Gas & Consumable Fuels	0.9
Textiles, Apparel & Luxury Goods	0.7
Internet & Direct Marketing Retail	0.7
Water Utilities	0.6
Media	0.5
Energy Equipment & Services	0.4
Mortgage Real Estate Investment Trusts (REITs)	0.4

Diversified Telecommunication Services	0.3%
IT Services	0.2
Aerospace & Defense	0.2
Building Products	0.2
Auto Components	0.2
Interactive Media & Services	0.1

106.2
Liabilities in excess of other assets	(6.2)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Securities on Loan	$84,858,803	$(84,858,803)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Small Company Fund	17

Statement of Assets and Liabilities (unaudited)

as of March 31, 2020

Assets
Investments at value, including securities on loan of $84,858,803:
Unaffiliated investments (cost $1,448,919,618)	$1,244,881,068
Affiliated investments (cost $152,203,505)	152,129,142
Receivable for investments sold	12,690,544
Receivable for Fund shares sold	4,917,527
Dividends and interest receivable	1,341,921
Tax reclaim receivable	11,136
Prepaid expenses	8,549

Total Assets	1,415,979,887

Liabilities
Payable to broker for collateral for securities on loan	87,832,251
Payable for investments purchased	8,298,790
Payable for Fund shares reacquired	2,492,308
Management fee payable	823,793
Accrued expenses and other liabilities	785,554
Distribution fee payable	155,284
Affiliated transfer agent fee payable	91,170
Dividends payable	284

Total Liabilities	100,479,434

Net Assets	$1,315,500,453

Net assets were comprised of:
Common stock, at par	$935,857
Paid-in capital in excess of par	1,484,275,954
Total distributable earnings (loss)	(169,711,358)

Net assets, March 31, 2020	$1,315,500,453

See Notes to Financial Statements.

18

Class A
Net asset value and redemption price per share, ($ 321,016,365 ÷ 23,562,031 shares of common stock issued and outstanding)	$13.62
Maximum sales charge (5.50% of offering price)	0.79

Maximum offering price to public	$14.41

Class B
Net asset value, offering price and redemption price per share, ($ 1,384,683 ÷ 258,702 shares of common stock issued and outstanding)	$5.35

Class C
Net asset value, offering price and redemption price per share, ($ 19,000,859 ÷ 3,409,265 shares of common stock issued and outstanding)	$5.57

Class R
Net asset value, offering price and redemption price per share, ($ 107,825,441 ÷ 8,209,541 shares of common stock issued and outstanding)	$13.13

Class Z
Net asset value, offering price and redemption price per share, ($ 412,896,406 ÷ 27,440,968 shares of common stock issued and outstanding)	$15.05

Class R2
Net asset value, offering price and redemption price per share, ($ 6,341,032 ÷ 433,754 shares of common stock issued and outstanding)	$14.62

Class R4
Net asset value, offering price and redemption price per share, ($ 1,069,723 ÷ 72,826 shares of common stock issued and outstanding)	$14.69

Class R6
Net asset value, offering price and redemption price per share, ($ 445,965,944 ÷ 30,198,592 shares of common stock issued and outstanding)	$14.77

See Notes to Financial Statements.

PGIM Jennison Small Company Fund	19

Statement of Operations (unaudited)

Six Months Ended March 31, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $22,244 foreign withholding tax)	$10,642,350
Income from securities lending, net (including affiliated income of $207,184)	767,096
Affiliated dividend income	591,828

Total income	12,001,274

Expenses
Management fee	6,859,998
Distribution fee(a)	1,429,096
Shareholder servicing fees(a)	5,736
Transfer agent’s fees and expenses (including affiliated expense of $280,527)(a)	1,155,087
Custodian and accounting fees	88,554
Registration fees(a)	79,078
Shareholders’ reports	69,534
Directors’ fees	25,393
Legal fees and expenses	14,526
Audit fee	12,532
Miscellaneous	28,339

Total expenses	9,767,873
Less: Fee waiver and/or expense reimbursement(a)	(31,280)
Distribution fee waiver(a)	(169,495)

Net expenses	9,567,098

Net investment income (loss)	2,434,176

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $(96,113))	42,815,352
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(104,381))	(559,383,270)

Net gain (loss) on investment transactions	(516,567,918)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(514,133,742)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	742,387	11,980	155,457	508,486	—	10,786	—	—
Shareholder servicing fees	—	—	—	—	—	4,315	1,421	—
Transfer agent’s fees and expenses	454,937	10,663	24,511	104,619	545,521	6,847	3,217	4,772
Registration fees	11,496	4,964	9,348	9,095	14,970	8,636	8,622	11,947
Fee waiver and/or expense reimbursement	—	(11,528)	—	—	—	(9,800)	(9,952)	—
Distribution fee waiver	—	—	—	(169,495)	—	—	—	—

See Notes to Financial Statements.

20

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2020	Year Ended September 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,434,176	$(741,719)
Net realized gain (loss) on investment transactions	42,815,352	240,401,774
Net change in unrealized appreciation (depreciation) on investments	(559,383,270)	(460,296,336)

Net increase (decrease) in net assets resulting from operations	(514,133,742)	(220,636,281)

Dividends and Distributions
Distributions from distributable earnings
Class A	(45,309,467)	(96,395,133)
Class B	(497,155)	(1,308,492)
Class C	(6,282,594)	(18,001,571)
Class R	(12,684,876)	(23,398,504)
Class Z	(59,697,073)	(197,006,208)
Class R2	(718,201)	(1,372,616)
Class R4	(331,029)	(176,793)
Class R6	(56,470,815)	(165,530,609)

	(181,991,210)	(503,189,926)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	182,014,140	537,172,780
Net asset value of shares issued in reinvestment of dividends and distributions	167,725,450	466,474,128
Cost of shares reacquired	(583,803,771)	(1,811,760,548)

Net increase (decrease) in net assets from Fund share transactions	(234,064,181)	(808,113,640)

Total increase (decrease)	(930,189,133)	(1,531,939,847)

Net Assets:
Beginning of period	2,245,689,586	3,777,629,433

End of period	$1,315,500,453	$2,245,689,586

See Notes to Financial Statements.

PGIM Jennison Small Company Fund	21

Notes to Financial Statements (unaudited)

Prudential Jennison Small Company Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. PGIM Jennison Small Company Fund (the “Fund”) is the sole series of the Company.

The investment objective of the Fund is to achieve capital growth.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

22

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net

PGIM Jennison Small Company Fund	23

Notes to Financial Statements (unaudited) (continued)

assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial

24

statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

PGIM Jennison Small Company Fund	25

Notes to Financial Statements (unaudited) (continued)

Tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. On January 18, 2019, the Internal Revenue Service issued final regulations that expressly permit RICs to pass through this “qualified business income” to their shareholders.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. The Manager pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

26

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.70% of the Fund’s average daily net assets up to and including $1 billion, and 0.65% of such average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.67% for the reporting period ended March 31, 2020.

The Manager has contractually agreed, through January 31, 2021, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 2.04% of average daily net assets for Class B shares, 1.18% of average daily net assets for Class R2 shares, or 0.93% of average daily net assets for Class R4 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R and Class R2 shares, respectively. PIMS has contractually agreed through January 31, 2021 to limit such fees to 0.50% of the average daily net assets of Class R shares.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of

PGIM Jennison Small Company Fund	27

Notes to Financial Statements (unaudited) (continued)

the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

For the reporting period ended March 31, 2020, PIMS received $117,951 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended March 31, 2020, PIMS received $2,250, $282 and $609 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS, PMFS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

PMFS serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended March 31, 2020, no 17a-7 transactions were entered into by the Fund.

28

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2020, were $510,474,471 and $910,375,858, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended March 31, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$95,247,178	$358,629,922	$389,627,714	$—	$—	$64,249,386	64,249,386	$591,828
PGIM Institutional Money Market Fund*
197,859,906	289,990,387	399,770,043	(104,381)	(96,113)	87,879,756	88,020,589	207,184	**

$293,107,084	$648,620,309	$789,397,757	$(104,381)	$(96,113)	$152,129,142		$799,012

*	The Fund did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of March 31, 2020 were as follows:

Tax Basis	$1,598,123,210

Gross Unrealized Appreciation	150,985,001
Gross Unrealized Depreciation	(352,098,001)

Net Unrealized Depreciation	$(201,113,000)

The book basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat late year losses of approximately $5,150,000 as having been incurred in the following fiscal year (September 30, 2020).

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2019 are subject to such review.

PGIM Jennison Small Company Fund	29

Notes to Financial Statements (unaudited) (continued)

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 1.25 billion shares of common stock authorized, $0.01 par value per share, designated as shares of the Fund. The shares are further classified and designated as follows:

Class A	200,000,000
Class B	10,000,000
Class C	50,000,000
Class R	175,000,000
Class Z	365,000,000
Class T	75,000,000
Class R2	75,000,000
Class R4	75,000,000
Class R6	225,000,000

The Fund currently does not have any Class T shares outstanding.

30

As of March 31, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	38,519	—%*
Class R	7,241,240	88%
Class Z	90,608	—%*
Class R6	275,483	1%

*	Amount represents less than 1% of outstanding shares.

At reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	7%	5	46%

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2020:
Shares sold	1,125,939	$20,882,962
Shares issued in reinvestment of dividends and distributions	2,085,742	42,632,566
Shares reacquired	(4,373,234)	(85,820,063)

Net increase (decrease) in shares outstanding before conversion	(1,161,553)	(22,304,535)
Shares issued upon conversion from other share class(es)	117,064	2,373,067
Shares reacquired upon conversion into other share class(es)	(83,616)	(1,643,776)

Net increase (decrease) in shares outstanding	(1,128,105)	$(21,575,244)

Year ended September 30, 2019:
Shares sold	2,350,128	$49,088,316
Shares issued in reinvestment of dividends and distributions	4,764,081	90,184,050
Shares reacquired	(9,534,174)	(199,476,716)

Net increase (decrease) in shares outstanding before conversion	(2,419,965)	(60,204,350)
Shares issued upon conversion from other share class(es)	1,136,093	24,257,683
Shares reacquired upon conversion into other share class(es)	(847,389)	(17,216,852)

Net increase (decrease) in shares outstanding	(2,131,261)	$(53,163,519)

PGIM Jennison Small Company Fund	31

Notes to Financial Statements (unaudited) (continued)

Class B	Shares	Amount
Six months ended March 31, 2020:
Shares sold	534	$4,658
Shares issued in reinvestment of dividends and distributions	61,668	496,426
Shares reacquired	(25,959)	(198,541)

Net increase (decrease) in shares outstanding before conversion	36,243	302,543
Shares reacquired upon conversion into other share class(es)	(60,623)	(488,075)

Net increase (decrease) in shares outstanding	(24,380)	$(185,532)

Year ended September 30, 2019:
Shares sold	10,568	$104,861
Shares issued in reinvestment of dividends and distributions	149,598	1,271,579
Shares reacquired	(73,992)	(745,463)

Net increase (decrease) in shares outstanding before conversion	86,174	630,977
Shares reacquired upon conversion into other share class(es)	(170,920)	(1,550,801)

Net increase (decrease) in shares outstanding	(84,746)	$(919,824)

Class C
Six months ended March 31, 2020:
Shares sold	198,533	$1,663,548
Shares issued in reinvestment of dividends and distributions	694,263	5,817,926
Shares reacquired	(843,295)	(7,161,819)

Net increase (decrease) in shares outstanding before conversion	49,501	319,655
Shares reacquired upon conversion into other share class(es)	(192,796)	(1,709,644)

Net increase (decrease) in shares outstanding	(143,295)	$(1,389,989)

Year ended September 30, 2019:
Shares sold	529,576	$5,189,412
Shares issued in reinvestment of dividends and distributions	1,940,018	16,975,160
Shares reacquired	(1,737,602)	(17,290,026)

Net increase (decrease) in shares outstanding before conversion	731,992	4,874,546
Shares reacquired upon conversion into other share class(es)	(2,334,500)	(23,243,761)

Net increase (decrease) in shares outstanding	(1,602,508)	$(18,369,215)

Class R
Six months ended March 31, 2020:
Shares sold	1,591,581	$20,334,618
Shares issued in reinvestment of dividends and distributions	634,966	12,521,524
Shares reacquired	(819,257)	(15,071,014)

Net increase (decrease) in shares outstanding before conversion	1,407,290	17,785,128
Shares issued upon conversion from other share class(es)	315	6,762
Shares reacquired upon conversion into other share class(es)	(346)	(7,049)

Net increase (decrease) in shares outstanding	1,407,259	$17,784,841

Year ended September 30, 2019:
Shares sold	859,809	$15,936,607
Shares issued in reinvestment of dividends and distributions	1,248,191	22,891,818
Shares reacquired	(1,897,885)	(39,132,234)

Net increase (decrease) in shares outstanding before conversion	210,115	(303,809)
Shares reacquired upon conversion into other share class(es)	(292)	(6,011)

Net increase (decrease) in shares outstanding	209,823	$(309,820)

32

Class Z	Shares	Amount
Six months ended March 31, 2020:
Shares sold	3,839,312	$74,368,351
Shares issued in reinvestment of dividends and distributions	2,490,820	56,168,001
Shares reacquired	(12,580,895)	(278,842,860)

Net increase (decrease) in shares outstanding before conversion	(6,250,763)	(148,306,508)
Shares issued upon conversion from other share class(es)	87,158	1,904,869
Shares reacquired upon conversion into other share class(es)	(25,573)	(563,091)

Net increase (decrease) in shares outstanding	(6,189,178)	$(146,964,730)

Year ended September 30, 2019:
Shares sold	10,043,496	$229,206,036
Shares issued in reinvestment of dividends and distributions	8,911,570	183,934,799
Shares reacquired	(39,298,398)	(907,344,069)

Net increase (decrease) in shares outstanding before conversion	(20,343,332)	(494,203,234)
Shares issued upon conversion from other share class(es)	895,483	19,985,323
Shares reacquired upon conversion into other share class(es)	(115,755)	(2,734,105)

Net increase (decrease) in shares outstanding	(19,563,604)	$(476,952,016)

Class R2
Six months ended March 31, 2020:
Shares sold	81,758	$1,544,434
Shares issued in reinvestment of dividends and distributions	32,750	718,201
Shares reacquired	(77,777)	(1,708,721)

Net increase (decrease) in shares outstanding	36,731	$553,914

Year ended September 30, 2019:
Shares sold	86,650	$2,033,577
Shares issued in reinvestment of dividends and distributions	68,086	1,372,617
Shares reacquired	(121,125)	(2,704,806)

Net increase (decrease) in shares outstanding	33,611	$701,388

Class R4
Six months ended March 31, 2020:
Shares sold	16,402	$357,301
Shares issued in reinvestment of dividends and distributions	14,714	324,008
Shares reacquired	(140,413)	(3,183,326)

Net increase (decrease) in shares outstanding	(109,297)	$(2,502,017)

Year ended September 30, 2019:
Shares sold	147,280	$2,956,806
Shares issued in reinvestment of dividends and distributions	8,752	176,793
Shares reacquired	(26,537)	(625,900)

Net increase (decrease) in shares outstanding	129,495	$2,507,699

PGIM Jennison Small Company Fund	33

Notes to Financial Statements (unaudited) (continued)

Class R6	Shares	Amount
Six months ended March 31, 2020:
Shares sold	3,137,112	$62,858,268
Shares issued in reinvestment of dividends and distributions	2,216,304	49,046,798
Shares reacquired	(8,782,932)	(191,817,427)

Net increase (decrease) in shares outstanding before conversion	(3,429,516)	(79,912,361)
Shares issued upon conversion from other share class(es)	6,271	126,937

Net increase (decrease) in shares outstanding	(3,423,245)	$(79,785,424)

Year ended September 30, 2019:
Shares sold	10,438,274	$232,657,165
Shares issued in reinvestment of dividends and distributions	7,390,978	149,667,312
Shares reacquired	(28,186,508)	(644,441,334)

Net increase (decrease) in shares outstanding before conversion	(10,357,256)	(262,116,857)
Shares issued upon conversion from other share class(es)	21,967	508,524

Net increase (decrease) in shares outstanding	(10,335,289)	$(261,608,333)

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/3/2019—10/1/2020	10/4/2018—10/2/2019
Total Commitment	$1,222,500,000*	$900,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager

34

to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended March 31, 2020.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

PGIM Jennison Small Company Fund	35

Notes to Financial Statements (unaudited) (continued)

Risks of Investing in equity REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which it invests, in addition to the expenses of the Fund. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indexes. As a result, the Fund’s performance can deviate from the performance of such indexes.

Small Company Risk: Small company stocks present above-average risks in comparison to larger companies. Small companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies may be less liquid and fluctuate in value more than the stocks of larger, more established companies.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of

36

certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

PGIM Jennison Small Company Fund	37

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2020		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$21.08		$26.83	$25.80	$22.65	$23.76	$28.09
Income (loss) from investment operations:
Net investment income (loss)	—	(b)	(0.06)	(0.04)	0.03	0.09	0.07
Net realized and unrealized gain (loss) on investment transactions	(5.55)		(1.94)	3.14	4.35	1.96	(0.19)
Total from investment operations	(5.55)		(2.00)	3.10	4.38	2.05	(0.12)
Less Dividends and Distributions:
Dividends from net investment income	—		(0.05)	(0.02)	(0.15)	(0.03)	(0.06)
Distributions from net realized gains	(1.91)		(3.70)	(2.05)	(1.08)	(3.13)	(4.15)
Total dividends and distributions	(1.91)		(3.75)	(2.07)	(1.23)	(3.16)	(4.21)
Net asset value, end of period	$13.62		$21.08	$26.83	$25.80	$22.65	$23.76
Total Return(c):	(29.29)%		(5.91)%	12.77%	20.09%	9.82%	(1.16)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$321,016		$520,351	$719,750	$793,676	$791,197	$830,116
Average net assets (000)	$494,925		$577,174	$777,206	$790,047	$796,776	$944,315
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.19%	(f)	1.17%	1.13%	1.13%	1.14%	1.13%
Expenses before waivers and/or expense reimbursement	1.19%	(f)	1.17%	1.13%	1.13%	1.14%	1.13%
Net investment income (loss)	—%	(f)(g)	(0.27)%	(0.15)%	0.14%	0.42%	0.27%
Portfolio turnover rate(h)	27%		30%	43%	41%	37%	52%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $(0.005) per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)	Less than (0.005)%.
(h)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2020		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.41		$14.47	$14.97	$13.67	$15.65	$19.95
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.12)	(0.15)	(0.08)	(0.04)	(0.08)
Net realized and unrealized gain (loss) on investment transactions	(2.11)		(1.24)	1.70	2.55	1.19	(0.07)
Total from investment operations	(2.15)		(1.36)	1.55	2.47	1.15	(0.15)
Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(0.09)	—	—
Distributions from net realized gains	(1.91)		(3.70)	(2.05)	(1.08)	(3.13)	(4.15)
Total dividends and distributions	(1.91)		(3.70)	(2.05)	(1.17)	(3.13)	(4.15)
Net asset value, end of period	$5.35		$9.41	$14.47	$14.97	$13.67	$15.65
Total Return(b):	(29.63)%		(6.69)%	11.59%	19.23%	8.98%	(1.90)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,385		$2,664	$5,322	$7,474	$9,143	$11,566
Average net assets (000)	$2,396		$3,621	$6,521	$8,534	$10,434	$14,015
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.04%	(e)	2.04%	2.04%	1.83%	1.84%	1.83%
Expenses before waivers and/or expense reimbursement	3.00%	(e)	2.87%	2.24%	1.83%	1.84%	1.83%
Net investment income (loss)	(0.86	)%(e)	(1.16)%	(1.07)%	(0.55)%	(0.30)%	(0.43)%
Portfolio turnover rate(f)	27%		30%	43%	41%	37%	52%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Small Company Fund	39

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2020		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.72		$14.77	$15.19	$13.85	$15.82	$20.12
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.11)	(0.12)	(0.08)	(0.04)	(0.08)
Net realized and unrealized gain (loss) on investment transactions	(2.21)		(1.23)	1.75	2.59	1.20	(0.07)
Total from investment operations	(2.24)		(1.34)	1.63	2.51	1.16	(0.15)
Less Dividends and Distributions:
Dividends from net investment income	—		(0.01)	—	(0.09)	—	—
Distributions from net realized gains	(1.91)		(3.70)	(2.05)	(1.08)	(3.13)	(4.15)
Total dividends and distributions	(1.91)		(3.71)	(2.05)	(1.17)	(3.13)	(4.15)
Net asset value, end of period	$5.57		$9.72	$14.77	$15.19	$13.85	$15.82
Total Return(b):	(29.61)%		(6.32)%	11.98%	19.27%	8.94%	(1.88)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$19,001		$34,527	$76,121	$84,667	$108,219	$128,022
Average net assets (000)	$31,091		$51,231	$80,999	$94,592	$114,415	$135,406
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.92%	(e)	1.86%	1.81%	1.83%	1.84%	1.83%
Expenses before waivers and/or expense reimbursement	1.92%	(e)	1.86%	1.81%	1.83%	1.84%	1.83%
Net investment income (loss)	(0.74	)%(e)	(1.03)%	(0.82)%	(0.55)%	(0.30)%	(0.43)%
Portfolio turnover rate(f)	27%		30%	43%	41%	37%	52%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2020		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.40		$26.10	$25.19	$22.14	$23.31	$27.63
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.09)	(0.09)	(0.01)	0.05	0.04
Net realized and unrealized gain (loss) on investment transactions	(5.34)		(1.90)	3.05	4.25	1.91	(0.20)
Total from investment operations	(5.36)		(1.99)	2.96	4.24	1.96	(0.16)
Less Dividends and Distributions:
Dividends from net investment income	—		(0.01)	—	(0.11)	—	(0.01)
Distributions from net realized gains	(1.91)		(3.70)	(2.05)	(1.08)	(3.13)	(4.15)
Total dividends and distributions	(1.91)		(3.71)	(2.05)	(1.19)	(3.13)	(4.16)
Net asset value, end of period	$13.13		$20.40	$26.10	$25.19	$22.14	$23.31
Total Return(b):	(29.39)%		(6.07)%	12.54%	19.88%	9.57%	(1.35)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$107,825		$138,754	$172,033	$180,165	$166,550	$153,606
Average net assets (000)	$135,596		$149,385	$178,093	$173,891	$159,631	$86,446
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.37%	(e)	1.34%	1.33%	1.33%	1.34%	1.33%
Expenses before waivers and/or expense reimbursement	1.62%	(e)	1.59%	1.58%	1.58%	1.59%	1.58%
Net investment income (loss)	(0.17	)%(e)	(0.46)%	(0.34)%	(0.06)%	0.23%	0.14%
Portfolio turnover rate(f)	27%		30%	43%	41%	37%	52%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Small Company Fund	41

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31,	Year Ended September 30,
	2020	2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$23.05	$28.94	$27.67	$24.21	$25.19	$29.56
Income (loss) from investment operations:
Net investment income (loss)	0.04	— (b)	0.05	0.11	0.17	0.16
Net realized and unrealized gain (loss) on investment transactions	(6.13)	(2.06)	3.36	4.64	2.09	(0.23)
Total from investment operations	(6.09)	(2.06)	3.41	4.75	2.26	(0.07)
Less Dividends and Distributions:
Dividends from net investment income	—	(0.13)	(0.09)	(0.21)	(0.11)	(0.15)
Distributions from net realized gains	(1.91)	(3.70)	(2.05)	(1.08)	(3.13)	(4.15)
Total dividends and distributions	(1.91)	(3.83)	(2.14)	(1.29)	(3.24)	(4.30)
Net asset value, end of period	$15.05	$23.05	$28.94	$27.67	$24.21	$25.19
Total Return(c):	(29.17)%	(5.58)%	13.09%	20.38%	10.14%	(0.95)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$412,896	$775,200	$1,539,410	$1,702,538	$1,484,823	$1,602,437
Average net assets (000)	$684,438	$1,156,293	$1,581,249	$1,591,345	$1,498,820	$1,715,343
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.86% (f)	0.82%	0.81%	0.83%	0.84%	0.83%
Expenses before waivers and/or expense reimbursement	0.86% (f)	0.82%	0.81%	0.83%	0.84%	0.83%
Net investment income (loss)	0.32% (f)	0.02%	0.18%	0.44%	0.72%	0.57%
Portfolio turnover rate(g)	27%	30%	43%	41%	37%	52%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

42

Class R2 Shares
	Six Months Ended March 31, 2020	Year Ended September 30, 2019	November 28, 2017(a) through September 30, 2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.48	$28.24	$28.00
Income (loss) from investment operations:
Net investment income (loss)	— (c)	(0.06)	0.04
Net realized and unrealized gain (loss) on investment transactions	(5.95)	(1.97)	2.26
Total from investment operations	(5.95)	(2.03)	2.30
Less Dividends and Distributions:
Dividends from net investment income	—	(0.03)	(0.01)
Distributions from net realized gains	(1.91)	(3.70)	(2.05)
Total dividends and distributions	(1.91)	(3.73)	(2.06)
Net asset value, end of period	$14.62	$22.48	$28.24
Total Return(d):	(29.29)%	(5.65)%	8.89%
Ratios/Supplemental Data:
Net assets, end of period (000)	$6,341	$8,925	$10,262
Average net assets (000)	$8,629	$8,935	$2,060
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.18% (f)	1.18%	1.18%	(f)
Expenses before waivers and/or expense reimbursement	1.41% (f)	1.42%	2.00%	(f)
Net investment income (loss)	0.01% (f)	(0.26)%	0.18%	(f)
Portfolio turnover rate(g)	27%	30%	43%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Small Company Fund	43

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended March 31, 2020	Year Ended September 30, 2019	November 28, 2017(a) through September 30, 2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.55	$28.41	$28.00
Income (loss) from investment operations:
Net investment income (loss)	0.03	(0.01)	0.07
Net realized and unrealized gain (loss) on investment transactions	(5.98)	(2.05)	2.41
Total from investment operations	(5.95)	(2.06)	2.48
Less Dividends and Distributions:
Dividends from net investment income	—	(0.10)	(0.02)
Distributions from net realized gains	(1.91)	(3.70)	(2.05)
Total dividends and distributions	(1.91)	(3.80)	(2.07)
Net asset value, end of period	$14.69	$22.55	$28.41
Total Return(c):	(29.19)%	(5.71)%	9.57%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,070	$4,107	$1,495
Average net assets (000)	$2,843	$3,334	$453
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.93% (e)	0.93%	0.93%	(e)
Expenses before waivers and/or expense reimbursement	1.63% (e)	1.49%	5.19%	(e)
Net investment income (loss)	0.29% (e)	(0.05)%	0.30%	(e)
Portfolio turnover rate(f)	27%	30%	43%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

44

Class R6 Shares
	Six Months Ended March 31, 2020	Year Ended September 30,
		2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$22.64	$28.51	$27.27	$23.87	$24.87	$29.22
Income (loss) from investment operations:
Net investment income (loss)	0.05	0.04	0.09	0.14	0.20	0.20
Net realized and unrealized gain (loss) on investment transactions	(6.01)	(2.05)	3.33	4.58	2.08	(0.21)
Total from investment operations	(5.96)	(2.01)	3.42	4.72	2.28	(0.01)
Less Dividends and Distributions:
Dividends from net investment income	—	(0.16)	(0.13)	(0.24)	(0.15)	(0.19)
Distributions from net realized gains	(1.91)	(3.70)	(2.05)	(1.08)	(3.13)	(4.15)
Total dividends and distributions	(1.91)	(3.86)	(2.18)	(1.32)	(3.28)	(4.34)
Net asset value, end of period	$14.77	$22.64	$28.51	$27.27	$23.87	$24.87
Total Return(b):	(29.12)%	(5.44)%	13.33%	20.58%	10.36%	(0.73)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$445,966	$761,160	$1,253,235	$1,000,616	$748,480	$546,771
Average net assets (000)	$673,928	$1,011,193	$1,169,480	$873,691	$667,511	$531,193
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.70% (e)	0.69%	0.68%	0.68%	0.69%	0.69%
Expenses before waivers and/or expense reimbursement	0.70% (e)	0.69%	0.68%	0.68%	0.69%	0.69%
Net investment income (loss)	0.47% (e)	0.18%	0.32%	0.58%	0.88%	0.71%
Portfolio turnover rate(f)	27%	30%	43%	41%	37%	52%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Small Company Fund	45

Supplement dated December 18, 2019

to the Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

The Board of Directors/Trustees for each Fund listed below has approved the conversion of all issued and outstanding Class B shares of the Funds to Class A shares of the same Fund, effective on or about June 26, 2020.

As a result, effective on or about the close of business on June 26, 2020, all of the issued and outstanding Class B shares of a Fund will be converted into Class A shares of that Fund with the same relative aggregate net asset value as the Class B shares held immediately prior to the conversion. Class A shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than Class B shares. No sales load, fee, or other charge will be imposed on the conversion of these shares. Class A shares are not subject to the contingent deferred sales charge (if any) currently charged on the redemption of Class B shares. Please refer to your Fund’s Prospectus for more information regarding Class A shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

LR1263

The Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

PGIM Jennison Focused Value Fund

PGIM Jennison Growth Fund

Prudential Investment Portfolios 3

PGIM Jennison Focused Growth Fund

PGIM QMA Large-Cap Value Fund

PGIM Real Assets Fund

Prudential Investment Portfolios 4

PGIM Muni High Income Fund

Prudential Investment Portfolios 5

PGIM Jennison Diversified Growth Fund

Prudential Investment Portfolios 6

PGIM California Muni Income Fund

Prudential Investment Portfolios 7

PGIM Jennison Value Fund

Prudential Investment Portfolios 9

PGIM QMA Large-Cap Core Equity Fund

Prudential Investment Portfolios, Inc. 10

PGIM Jennison Global Equity Income Fund

PGIM QMA Mid-Cap Value Fund

Prudential Investment Portfolios 12

PGIM Global Real Estate Fund

PGIM US Real Estate Fund

Prudential Investment Portfolios, Inc. 14

PGIM Government Income Fund

Prudential Investment Portfolios, Inc. 15

PGIM High Yield Fund

Prudential Investment Portfolios 16

PGIM Income Builder Fund

Prudential Investment Portfolios, Inc. 17

PGIM Total Return Bond Fund

Prudential Investment Portfolios 18

PGIM Jennison 20/20 Focus Fund

Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

Prudential Jennison Blend Fund, Inc.

PGIM Jennison Blend Fund

Prudential Jennison Mid-Cap Growth Fund, Inc.

PGIM Jennison Mid-Cap Growth Fund

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund

Prudential Jennison Small Company Fund, Inc.

PGIM Jennison Small Company Fund

Prudential Government Money Market Fund, Inc.

PGIM Government Money Market Fund

Prudential National Muni Fund, Inc.

PGIM National Muni Fund

Prudential Sector Funds, Inc.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Prudential World Fund, Inc.

PGIM QMA International Equity Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Small Company Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON SMALL COMPANY FUND

SHARE CLASS	A	B	C	R	Z	R2	R4	R6
NASDAQ	PGOAX	CHNDX	PSCCX	JSCRX	PSCZX	PSCHX	PSCJX	PJSQX
CUSIP	74441N101	74441N200	74441N309	74441N507	74441N408	74441N861	74441N853	74441N887

MF109 E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)There has been no significant change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(4)Registrant's Independent Public Accountant, attached as Exhibit 99.ACCT.

(b)Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Small Company Fund, Inc.
By:	/s/ Andrew R. French
Andrew R. French
Secretary
Date:	May 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer
Date:	May 21, 2020
By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer
Date:	May 21, 2020